Apr. 30, 2021
Money Market Portfolio
Money Market PortfolioMay 1, 2021
Investment Objective.
The Portfolio seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Fees and Expenses of the Portfolio.
The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies.
The Portfolio invests in money market instruments that meet certain requirements. The Portfolio is considered to be an institutional money market fund because it is not limited to investments by natural persons, and it does not maintain a stable net asset value.•The dollar weighted average maturity of the instruments the Portfolio holds is short-term — 60 days or less.•The Portfolio will purchase only securities with a remaining maturity of 397 calendar days or less that present minimal credit risks to the Portfolio.•The Portfolio will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.
Principal Investment Risks.
As with any mutual fund, loss of money is a risk of investing in the Portfolio.Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.•General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.•Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.•Money Market risk: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.The Board of Directors of the Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors, and a fee may automatically be imposed based on the Portfolio’s liquidity level.An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. In addition, the Portfolio’s returns can be adversely affected when yields on eligible investments are low.•U.S. Government Securities risk: The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.•Interest Rate risk: Securities may lose value as interest rates change because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security.•Management risk: The investment techniques and risk analyses applied by the Portfolio may not produce the desired results, and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved.
Performance/Annual Return.
Because the Portfolio commenced operations on January 24, 2020, information regarding performance for a full calendar year is not available.Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.